T. ROWE PRICE Retirement 2060 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 3.6%
T. Rowe Price Funds:
New Income Fund  27,878 1,465 1,711 2,847,303 28,017
U.S. Treasury Long-Term Index
Fund  11,017 722 1,077 985,675 11,641
International Bond Fund (USD
Hedged)  9,774 470 1,527 857,324 8,745
Dynamic Global Bond Fund  7,188 360 1,232 620,992 6,098
High Yield Fund  1,234 45 906 51,949 349
Emerging Markets Bond Fund  953 37 667 27,024 309
Total Bond Mutual Funds (Cost $54,637) 55,159
EQUITY MUTUAL FUNDS 94.6%
T. Rowe Price Funds:
Value Fund  314,930 14,518 22,893 6,175,418 318,096
Growth Stock Fund (3) 272,296 12,624 25,113 2,458,120 289,911
Equity Index 500 Fund  127,987 24,551 8,031 1,281,087 153,333
International Value Equity Fund  117,412 5,555 6,715 7,094,237 114,430
Overseas Stock Fund  112,232 7,166 7,548 8,234,485 111,330
International Stock Fund  106,351 4,776 5,743 4,631,851 105,375
Mid-Cap Growth Fund  56,475 2,484 2,893 461,241 60,174
Mid-Cap Value Fund  62,121 2,635 5,484 1,615,123 56,222
Emerging Markets Stock Fund  58,903 2,617 5,749 970,064 52,345
Small-Cap Stock Fund  38,513 1,760 2,047 533,200 39,782
Real Assets Fund  39,664 1,805 2,424 2,628,461 39,006
Small-Cap Value Fund  37,108 1,687 1,977 586,552 37,657
New Horizons Fund (3) 32,469 1,330 1,479 381,084 37,213
Emerging Markets Discovery
Stock Fund  22,532 9,240 1,204 1,860,529 30,010
U.S. Large-Cap Core Fund  22,174 1,194 1,411 629,433 23,440
Total Equity Mutual Funds (Cost $1,038,268) 1,468,324

T. ROWE PRICE Retirement 2060 Fund

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (4) 28,277 10,152 9,395 29,034,031 29,034
Total Short-Term Investments (Cost $29,034) 29,034
Total Investments in Securities 100.1%
(Cost $1,121,939) $ 1,552,517
Other Assets Less Liabilities (0.1)% (996)
Net Assets 100.0% $ 1,551,521
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $0 and
$152, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement 2060 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 6 $ (218) $ 62
Emerging Markets Bond Fund  18 (14) 9
Emerging Markets Discovery Stock Fund  78 (558) —
Emerging Markets Stock Fund  461 (3,426) —
Equity Index 500 Fund  931 8,826 458
Growth Stock Fund  3,238 30,104 —
High Yield Fund  32 (24) 14
International Bond Fund (USD Hedged)  22 28 47
International Stock Fund  433 (9) —
International Value Equity Fund  472 (1,822) —
Mid-Cap Growth Fund  319 4,108 —
Mid-Cap Value Fund  421 (3,050) —
New Horizons Fund  239 4,893 —
New Income Fund  16 385 137
Overseas Stock Fund  484 (520) —
Real Assets Fund  165 (39) —
Small-Cap Stock Fund  231 1,556 —
Small-Cap Value Fund  203 839 —
U.S. Large-Cap Core Fund  133 1,483 —
U.S. Treasury Long-Term Index Fund  (214) 979 57
Value Fund  1,913 11,541 —
U.S. Treasury Money Fund, 0.06% — — 4
Affiliates not held at period end — — —
Totals $ 9,601# $ 55,062 $ 788+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $788 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2060 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2060 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2060 Fund

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F144-054Q1 08/21